UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 253,314,802	¥ 1,813,379,345	¥ 1,035,932,786
Short term investments	66,060,012	472,897,200	149,583,000
Accounts receivable, net	3,285,340	23,518,435	23,714,517
Prepaid services fees	7,551,294	54,056,694	53,078,298
Other receivables and prepaid expenses	312,974	2,240,450	2,259,168
Total current assets	330,524,422	2,366,092,124	1,264,567,769
NON-CURRENT ASSETS
Property and equipment, net	39,200	280,621	445,370
Long-term investments	13,559	97,062	97,062
Prepaid expenses and deposits	2,310	16,536	16,536
Deferred tax assets	61,513	440,346	440,346
Operating lease right-of-use assets	172,621	1,235,728	1,567,104
Total non-current assets	289,203	2,070,293	2,566,418
Total assets	330,813,625	2,368,162,417	1,267,134,187
CURRENT LIABILITIES
Accounts payable	2,260,544	16,182,330	18,595,244
Advance from customers	340,193	2,435,303	3,409,718
Other payables and accrued liabilities	1,956,968	14,009,154	14,129,987
Banking facility	4,190,764	30,000,000	15,000,000
Operating lease liabilities-current	111,326	796,939	803,622
Taxes payable	1,139,435	8,156,756	5,892,194
Convertible notes payable	(0)	0	149,090,866
Total current liabilities	9,999,230	71,580,482	206,921,631
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current	53,948	386,193	696,549
Total non-current liabilities	53,948	386,193	696,549
Total liabilities	10,053,178	71,966,675	207,618,180
SHAREHOLDERS’ EQUITY
Additional paid-in capital	250,727,098	1,794,855,006	1,083,976,271
Retained earnings	(991,786)	(7,099,800)	(33,570,391)
Statutory reserves	1,138,867	8,152,694	8,152,694
Accumulated other comprehensive loss	(8,111,784)	(58,069,014)	(49,708,261)
Total MicroAlgo Inc.shareholders' equity	317,567,995	2,273,342,254	1,041,928,046
NONCONTROLLING INTERESTS	3,192,452	22,853,488	17,587,961
Total equity	320,760,447	2,296,195,742	1,059,516,007
Total liabilities and shareholders’ equity	330,813,625	2,368,162,417	1,267,134,187
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common stock, value	65,801,687	471,047,956	18,699,133
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common stock, value	$ 9,003,913	¥ 64,455,412	¥ 14,378,600